Commitments and Contingencies - Dispute to Treasury Share Amounts - Additional Information (Detail) - TRY (₺)		12 Months Ended
	Apr. 27, 1998	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [Line Items]
Percentage of payment obligation on gross sales per month as treasury share	13.50%
Percentage of payment obligation on gross sales per month as universal services share	1.50%
Percentage of payment obligation on annual gross sales as authority contribution share	0.35%
Provision for litigation settlement amount		₺ 417,668,000	₺ 0
Dispute On Treasury Share Amount [member]
Disclosure of commitments and contingencies [Line Items]
Litigation principal amount		206,365,000
Litigation interest amount		209,159,000
Litigation settlement amount		₺ 436,300,000